UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2011

Item 1. Schedule of Investments.

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 97.3%
	CONSUMER DISCRETIONARY – 11.1%
1,600	Genuine Parts Co.	$85,056
2,100	Target Corp.	108,129
900	VF Corp.	105,120
		298,305
	CONSUMER STAPLES – 12.5%
3,000	Altria Group, Inc.	78,900
2,000	Molson Coors Brewing Co. - Cl. B	90,100
1,200	PepsiCo, Inc.	76,848
1,300	Philip Morris International, Inc.	92,521
		338,369
	ENERGY – 8.5%
1,300	Chevron Corp.	135,226
1,750	Total S.A. - ADR	94,622
		229,848
	FINANCIALS – 10.1%
2,400	JPMorgan Chase & Co.	97,080
3,300	Marsh & McLennan Cos., Inc.	97,317
1,400	Travelers Cos., Inc.	77,182
		271,579
	HEALTH CARE – 20.6%
2,300	Abbott Laboratories	118,036
2,860	Bristol-Myers Squibb Co.	81,968
1,700	Johnson & Johnson	110,143
3,300	Merck & Co., Inc.	112,629
2,200	Novartis AG - ADR	134,640
		557,416
	INDUSTRIALS – 5.7%
3,100	Pitney Bowes, Inc.	66,805
1,250	United Parcel Service, Inc. - Cl. B	86,525
		153,330
	INFORMATION TECHNOLOGY – 13.1%
5,200	Applied Materials, Inc.	64,064
6,100	Intel Corp.	136,213
2,500	Microchip Technology, Inc.	84,375
5,600	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	69,216
		353,868

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2011 (Unaudited)

Number of Shares		Value
	MATERIALS – 3.0%
2,100	Nucor Corp.	$81,669

	TELECOMMUNICATION SERVICES – 8.6%
4,600	AT&T, Inc.	134,596
2,600	CenturyLink, Inc.	96,486
		231,082
	UTILITIES – 4.1%
2,800	SCANA Corp.	109,732

	TOTAL COMMON STOCKS (Cost $2,347,003)	2,625,198

	SHORT-TERM INVESTMENTS – 5.9%
159,942	Fidelity Institutional Money Market Fund, 0.06%†	159,942

	SHORT-TERM INVESTMENTS (Cost $159,942)	159,942

	TOTAL INVESTMENTS – 103.2% (Cost $2,506,945 )	2,785,140
	Liabilities in Excess of Other Assets – (3.2)%	(85,493)
	TOTAL NET ASSETS –100.0%	$2,699,647

ADR – American Depositary Receipt
† The rate quoted is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2011
(Unaudited)

Note 1 – Organization
RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Taxes
At July 31, 2011, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$2,506,945

Gross unrealized appreciation	$333,668
Gross unrealized depreciation	(55,473)
Net unrealized appreciation	$278,195

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2011
(Unaudited) - Continued

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3* (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$2,625,198	$-	$-	$2,625,198
Short-Term Investments	159,942	-	-	159,942
Total Investments, at value	$2,785,140	$-	$-	$2,785,140

* The Fund did not hold any Level 2 or 3 securities as of July 31, 2011.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	September 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	September 9, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	September 9, 2011

* Print the name and title of each signing officer under his or her signature.